Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2014
Newlead Holdings (US) Corp. (ex Newlead Holdings (ex Aries Maritime) (US) LLC) [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) [Line Items]
Percent of Owned Subsidiary	52.00%
Newlead Trading Inc. [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) [Line Items]
Percent of Owned Subsidiary	50.00%
New Lead JMEG LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) [Line Items]
Percent of Owned Subsidiary	50.00%
NewLead Mojave Holdings LLC [Member]
Note 2 - Subsidiaries Included in the Consolidated Financial Statements (Details) [Line Items]
Percent of Owned Subsidiary	52.00%